[LOGO OF NORTH AMERICAN FUNDS]




                    REPORT TO
                    SHAREHOLDERS
                    Senior Floating Rate Fund







--------------------------------------------------------------------------------
     NORTH AMERICAN FUNDS(R)                ANNUAL REPORT  DECEMBER 31, 1999
--------------------------------------------------------------------------------

                    Audited
                    Financial
                    Statements

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
President's Message
--------------------------------------------------------------------------------

February 18, 2000

Dear Shareholder:

We are pleased to report, that despite a difficult year in the bond market, 1999 proved to be a good year for senior loans. Strong economic growth, a low unemployment rate and higher commodity prices gave rise to fears of accelerating inflation fueled by the Federal Reserve Board which raised the federal funds rate three times - each time by 0.25%. At the end of 1999, the yield on the bellwether 30-year Treasury bond reached 6.48%, up from 5% at the beginning of the year. As yields rose, bond prices declined. By contrast, because the interest rates on senior loans adjust regularly (unlike bonds), loan funds have historically been able to maintain a relatively stable share price --regardless of interest rate fluctuations. This relative stability, coupled with favorable credit characteristics resulted in performance that outpaced most other traditional fixed-income securities, many of which generated negative returns for the year.

For the twelve-month period ended December 31, 1999, the North American Senior Floating Rate Fund's Class B shares returned 7.13%, and its Class C shares returned 7.12%. In comparison, the Fund's benchmark, the DLJ Leveraged Loan Index returned 5.10% for the same period. The Fund's net asset value (NAV) fluctuated by only six cents during 1999, beginning and ending the year with an NAV of $9.98 while consistently utilizing an independent valuation methodology. A strong credit profile and little exposure to the troubled healthcare sector were the key contributors to the Fund's positive performance. At year-end, the Fund's assets were diversified among 108 issuers in 27 industries.

The concerns that held back the performance of the fixed-income markets during 1999 are likely to persist in 2000. Economic growth shows no signs of slowing, employment rates remain high and the Federal Reserve Board has already raised the federal funds rate another 0.25%. Nevertheless, we are optimistic about the potential for senior loans in the months ahead. While interest rates may continue to rise, we believe their relatively small incremental increases will not be dramatic enough to have a negative impact on the earnings and debt service capacity of the companies in which the Fund invests. As we move into 2000, we expect the level of merger and acquisition activity to rise, resulting in firmer loan prices and attractive new investment opportunities.

We believe that volatility across the financial markets will be at above-average levels during 2000. Therefore, an investment strategy that continues to emphasize credit selection and risk management will play a crucial role in the performance of the senior loans we add to the Fund. In the year ahead, we are confident that investors will continue to view senior loan funds as attractive defensive investments.

At North American Funds we are committed to being available whenever you need us. If you have any questions about your investment, recent market activity or investing in general, please call our dedicated shareholder services team at 1-800-872-8037, 9 AM to 6 PM Eastern Standard time. You can also obtain information about your account from our 24-hour automated shareholder line at 800-872-2251. We also encourage you to visit our web site at www.northamericanfunds.com.
--------------------------

Thank you for your continued support of the North American Funds. We look forward to serving your investment needs in the year ahead.

Sincerely,

/s/ Bradford K. Gallagher

Bradford K. Gallagher
President, North American Funds

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Manager Commentary
--------------------------------------------------------------------------------

Investment Objective:      Provide a high level of current income consistent
                           with the preservation of capital through investment primarily in senior secured floating rate loans and other senior secured floating rate debt obligations.

Subadvisor:                CypressTree Investment Management Company, Inc.

Portfolio Manager:         Peter Merrill

Inception Date:            August 31, 1998

           Change in Value of $10,000 Investment and Comparative Index
           -----------------------------------------------------------

                                    [GRAPH]

                  Fund at NAV             DLJ Leveraged Loan Index
Sep-98              $10,045                         $9,960
Oct-98              $10,084                         $9,889
Nov-98              $10,112                         $9,962
Dec-98              $10,185                        $10,058
Jan-99              $10,259                        $10,102
Feb-99              $10,311                        $10,075
Mar-99              $10,380                        $10,140
Apr-99              $10,446                        $10,223
May-99              $10,506                        $10,361
Jun-99              $10,574                        $10,449
Jul-99              $10,625                        $10,518
Aug-99              $10,669                        $10,465
Sep-99              $10,719                        $10,447
Oct-99              $10,771                        $10,433
Nov-99              $10,844                        $10,499
Dec-99              $10,911                        $10,570


                                Performance Table
                                -----------------

                                                        Average Annual            Cumulative
                                                         Total Return            Total Return
                                                    ------------------------     --------------
                                                         1         Since             Since
Periods Ending 12/31/99                                Year      Inception         Inception
                                                       ----      ---------         ---------
DLJ Leveraged Loan Index*                              5.10%       4.24%             5.70%
Senior Floating Rate Fund Class B (NAV)                7.13%       6.75%             9.11%
Senior Floating Rate Fund Class B (net of CDSC)**      4.13%       4.91%             6.61%

Senior Floating Rate Fund Class C (NAV)                7.12%       6.75%             9.11%
Senior Floating Rate Fund Class C (net of CDSC)***     6.12%       6.75%             9.11%

* Returns for the index begin on the month-end closest to the actual inception date of the Fund.

** The returns reflect the applicable sliding Contingent Deferred Sales Charge of 3%, 2.5%, 2%, 1%.

***  The returns reflect the applicable Contingent Deferred Sales Charge of 1%.

                         Portfolio Manager Commentary

As of 12/31/99, the North American Senior Floating Rate Fund's 30-day SEC yield was an impressive 7.27% for both the Class B and Class C shares. The Fund outperformed its Index, the DLJ Leveraged Loan Index, by over 2.00% with net total returns of 7.13% and 7.12% for the B and C shares, respectively, versus the Index returns of 5.10%. The Fund's share price was $9.98 having fluctuated between $10.02 and $9.96 throughout the year. The Fund was well diversified with investments in 108 issues representing 27 industries.

The Fund benefited from a strong credit profile and had an average credit quality of Ba3 (Moody's) and BB- (S&P) as of 12/31/99. The Fund also benefited from little exposure to the troubled healthcare sector and ended the year with its top three sector weightings being Printing, Publishing & Broadcasting (8.29%), Telecommunications (8.27%) and Automobile (7.28%). The three top individual issues were AMFM (1.83%), Dade Behing (1.82%) and RIC/Riverwood International (1.68%).

Looking to the year ahead, we see two trends that will affect senior loans. First, we expect continued economic growth which may precipitate further interest rate increases by the Federal Reserve. While interest rates may continue to rise, we believe these increases will not have a negative impact on the earnings and debt service capability of the companies in which the Fund has invested. Second, we expect a continued high level of merger and acquisition activity which should help to firm loan prices and present new investment opportunities. In this environment, we will continue to emphasize credit selection and risk management in choosing loans for the Fund.





              * * * * * * * * * * * * * * * * * * * * * * * * * * *





North American Senior Floating Rate Fund, Inc. shares are not deposits or obligations of, or guaranteed by, any bank or financial institution. Mutual fund shares are not insured by the FDIC or any other agency and are subject to investment risk, including the possible loss of principal. The investment return and principal value of an investment in the Fund will fluctuate with market conditions so that shares, when redeemed, may be worth more or less than the original cost. Past performance is no guarantee of future results, and there is no guarantee the Fund will achieve its objective.

Average annual total returns are historical and include changes in share price, reinvestment of dividends and capital gains.

The 30-day SEC Yield is computed by using a standardized formula that represents the theoretical net investment income per share earned over the 30-day period noted, expressed as an annualized percentage of the maximum offering price of shares on that date.

Report of Independent Accountants
--------------------------------------------------------------------------------



To the Board of Directors and Shareholders of North American Senior Floating Rate Fund, Inc:

We have audited the accompanying statement of assets and liabilities of North American Senior Floating Rate Fund, Inc ("the Fund"), including the portfolio of investments, as of December 31, 1999, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets and the financial highlights for the period from August 31, 1998 (commencement of operations) through December 31, 1998, and for year ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on theses financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of North American Senior Floating Rate Fund, Inc. as of December 31, 1999, the results of its operations and its cash flows for the year then ended, the changes in its net assets and the financial highlights for the period from August 31, 1998 (commencement of operations) through December 31, 1998, and for the year ended December 31, 1999, in conformity with generally accepted accounting principles.


Deloitte & Touche LLP

Boston, Massachusetts
February 22, 1999

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - December 31, 1999
--------------------------------------------------------------------------------

                                                                        Maturity
Industry           Description                             Type           Date          Par            Value
--------           -----------                             ----           ----          ---            -----
LOANS - 77.9%
Aerospace & Defense -- 1.7%
                   K&F Industries Inc                      BTL-B         10/15/05   $2,199,039    $2,195,604
                   United Defense Corp                     BTL-B         10/06/05      703,522       698,026
                   United Defense Corp                     BTL-C         10/06/06      688,063       682,688
                                                                                                     -------
                                                                                                   3,576,318
Automobile -- 7.1%
                   Accuride Corp                           BTL-C         01/21/07    1,225,000     1,221,555
                   ACX Technologies Inc                    Bridge        08/02/00      937,500       938,711
                   American Axle & Manufacturing           BTL-B         04/30/06    1,750,000     1,746,819
                   Collins & Aikman Corp                   BTL-C         12/31/05    1,485,000     1,478,040
                   CSK Auto Inc                            BTL-B-2       10/31/03    1,000,000       995,000
                   Dura Automotive Systems Inc             BTL-B         03/31/06    1,000,000     1,001,458
                   Environmental Systems Products
                     Holdings Inc                          BTL-B         09/30/05      247,500       239,456
                   Exide Corp                              BTL-B         03/18/05    1,487,855     1,480,416
                   Federal Mogul Corp                      BTL-B         12/18/07    1,000,000       999,241
                   J.L. French Automotive Castings Inc     BTL-B         10/21/06      789,474       791,118
                   Polypore Inc                            BTL-B         12/31/06    1,000,000     1,005,000
                   Tenneco Automotive                      BTL-B         10/15/07    1,000,000     1,006,250
                   Tenneco Automotive                      BTL-C         04/15/08    1,000,000     1,006,250
                   Venture Holdings Trust                  BTL-B         04/01/05      995,000       996,555
                                                                                                     -------
                                                                                                  14,905,869
Beverages, Food & Tobacco -- 2.5%
                   Aurora Foods Inc                        BTL-A         06/30/05    1,176,345     1,174,875
                   Aurora Foods Inc                        BTL-B         09/30/06    1,793,251     1,798,482
                   B&G Foods Inc                           BTL-B         03/31/06    1,000,000       998,125
                   Doane Pet Care Company                  BTL-B         09/30/05      237,919       238,216
                   Doane Pet Care Company                  BTL-C         09/30/06      257,080       257,401
                   Shoney's Inc                            BTL-B         04/30/02      862,955       830,594
                                                                                                     -------
                                                                                                   5,297,693
Broadcasting -- 2.1%
                   Benedek Broadcasting Corp               BTL-B         11/20/07    1,000,000       999,583
                   Emmis Communications Corp               BTL-B         02/28/07    1,750,000     1,750,656
                   Muzak LLC                               BTL-B         12/31/06    1,250,000     1,252,344
                   Telemundo Group Inc                     BTL-B         02/28/06      500,000       496,250
                                                                                                     -------
                                                                                                   4,498,833
Buildings & Real Estate -- 3.8%
                   Atrium Companies Inc                    BTL-B         06/30/05       75,268        75,080
                   Atrium Companies Inc                    BTL-C         06/30/06      107,917       107,647
                   ClubCorp Inc                            BTL-B         03/24/07    1,000,000     1,002,500
                   Dal-Tile Intern'l                       BTL-B         12/31/03    2,245,951     2,217,876
                   Pebble Beach Co                         BTL-B         07/30/06    1,597,091     1,602,748
                   Prison Realty Corp                      BTL           12/31/02      990,000       983,504
                   Tapco International Corporation         BTL-B         06/23/07    1,246,875     1,246,096
                   Tapco International Corporation         BTL-C         06/23/08      748,125       747,657
                                                                                                     -------
                                                                                                   7,983,108
Chemicals, Plastics & Rubber -- 3.1%
                   Hexcel Corp                             BTL-B         09/14/05    1,123,978     1,114,846
                   Huntsman ICI Chemicals LLC              BTL-B         06/30/07    1,166,667     1,172,500
                   Huntsman ICI Chemicals LLC              BTL-C         06/30/08    1,166,667     1,172,500
                   Lyondell Petrochemical Co               BTL-B         06/30/05    1,449,667     1,465,561
                   Lyondell Petrochemical Co               BTL-E         06/30/06      543,997       556,431


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - December 31, 1999
--------------------------------------------------------------------------------

                                                                        Maturity
Industry           Description                             Type           Date          Par            Value
--------           -----------                             ----           ----          ---            -----
Chemicals, Plastics & Rubber -- 3.1% -- continued
                   Scotts Company                          BTL-B         06/30/06     $506,475      $508,867
                   Scotts Company                          BTL-C         06/30/07      487,729       490,032
                                                                                                     -------
                                                                                                   6,480,737
Containers, Packaging & Glass -- 4.4%
                   Graham Packaging Co                     BTL-B         01/31/06      710,846       710,465
                   Graham Packaging Co                     BTL-C 1       01/31/07      588,986       588,342
                   Graham Packaging Co                     BTL-C 2       01/31/07    1,185,075     1,183,890
                   Jefferson Smurfit                       BTL-B         03/31/06       95,834        96,053
                   Packaging Corporation of America        BTL-B         04/12/07      482,851       485,470
                   Packaging Corporation of America        BTL-C         04/12/08      482,851       485,470
                   RIC/Riverwood International             BTL-A         02/28/03    1,500,000     1,494,875
                   RIC/Riverwood International             BTL-B         02/28/04    1,529,809     1,533,893
                   RIC/Riverwood International             BTL-C         08/28/04      405,183       406,357
                   Stone Container                         BTL-D         10/01/03    2,243,524     2,250,404
                                                                                                   ---------
                                                                                                   9,235,219
Diversified & Conglomerate Manufacturing -- 4.6%
                   Alliance Laundry Systems LLC            BTL-B         06/30/05      750,000       747,656
                   General Cable Corporation               BTL-B         5/207/07    1,565,703     1,566,356
                   GenTek Inc                              BTL-B         04/30/07      995,001       997,489
                   Goodman Manufacturing Co LP             BTL-B         07/31/05      994,975       985,337
                   Mueller Group Inc                       BTL-B          8/16/06    1,371,559     1,376,988
                   Mueller Group Inc                       BTL-C          8/16/07    1,371,250     1,376,677
                   SPX Corp                                BTL-B         09/30/06      692,708       695,998
                   Terex Corporation                       BTL-C         03/06/06    1,999,999     2,004,687
                                                                                                   ---------
                                                                                                   9,751,188
Diversified & Conglomerate Service -- 1.8%
                   infoUSA Inc                             BTL-B         06/30/06    1,500,000     1,496,250
                   United Rentals Inc                      BTL-B         06/30/05    1,250,000     1,243,750
                   United Rentals Inc                      BTL-C         06/30/06    1,000,000       997,188
                                                                                                     -------
                                                                                                   3,737,188
Ecological -- 4.0%
                   Allied Waste Industries                 BTL-B         07/21/06    1,363,637     1,331,289
                   Allied Waste Industries                 BTL-C         07/21/07    1,636,366     1,597,548
                   Intern'l Technology Corp                BTL-B         06/11/06    1,732,383     1,728,052
                   Laidlaw Environmental Services          BTL-A         04/03/04      336,460       334,595
                   Laidlaw Environmental Services          BTL-B         04/03/05    1,244,956     1,248,458
                   Laidlaw Environmental Services          BTL-C         04/03/06    1,244,956     1,248,458
                   Stericycle Inc                          BTL-B         11/10/06    1,000,000     1,004,375
                                                                                                   ---------
                                                                                                   8,492,775
Electronics -- 2.9%
                   Intersil Corp                           BTL-B         06/30/05    1,500,000     1,506,250
                   Knowles Electronics                     BTL-B         01/29/07    2,250,000     2,249,298
                   Semiconductor Components Industries LLC BTL-B         08/04/06      722,222       722,899
                   Semiconductor Components Industries LLC BTL-C         08/04/07      777,778       778,508
                   Viasystems Group Inc                    BTL-B         06/30/06      999,141       884,240
                                                                                                     -------
                                                                                                   6,141,195
Farming & Agriculture -- 0.6%
                   Central Tractor Farm & Country          BTL-B         04/30/06    1,243,750    1,241,030
                                                                                                  ---------
Finance -- 0.7%
                   Bridge Information Systems Inc          BTL-B         05/29/05    1,492,500    1,417,875
                                                                                                  ---------


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - December 31, 1999
--------------------------------------------------------------------------------

                                                                        Maturity
Industry           Description                             Type           Date          Par            Value
--------           -----------                             ----           ----          ---            -----
Grocery -- 1.6%
                   Pantry Inc                              BTL-B         01/31/06     $498,106      $499,248
                   Pantry Inc                              BTL-C         01/31/06      500,000       501,563
                   Pathmark Stores Inc                     BTL-B         12/15/01    2,495,802     2,341,810
                                                                                                   ---------
                                                                                                   3,342,621
Healthcare, Education & Childcare -- 4.4%
                   Dade Behring Inc                        BTL-B         06/30/06    1,867,495     1,872,942
                   Dade Behring Inc                        BTL-C         06/30/07    1,867,495     1,872,942
                   Hanger Orthopedic Group                 BTL-B         01/01/08    1,500,000     1,507,188
                   King Pharmaceuticals Inc                BTL-B         12/22/06    1,739,981     1,744,512
                   Quest Diagnostics Inc                   Bridge        08/16/01      953,488       950,211
                   Quest Diagnostics Inc                   BTL-B         08/16/06      260,000       260,650
                   Quest Diagnostics Inc                   BTL-C         08/16/07      240,000       240,600
                   Stryker Corp                            BTL-B         12/04/05      594,603       596,461
                   Stryker Corp                            BTL-C         12/04/06      276,715       277,580
                                                                                                     -------
                                                                                                   9,323,086
Home & Office Furnituring, Housewares & Durable Consumer Products -- 1.1%
                   Shop Vac Corp                           BTL-B         06/30/07    2,000,000     2,001,876
                   Simmons Co                              BTL-B         10/29/05       71,224        71,105
                   Simmons Co                              BTL-C         10/29/06      178,125       177,828
                                                                                                     -------
                                                                                                   2,250,809
Hotels, Motels, Inns & Gaming -- 2.0%
                   Felcor Lodging Trust                    BTL-B         03/31/04    1,000,000       995,000
                   Starwood Hotels & Resorts Trust         Tranche Two   02/23/03    1,250,000     1,250,000
                   Wyndham International Inc               BTL-B         06/30/06    2,000,000     1,962,500
                                                                                                   ---------
                                                                                                   4,207,500
Insurance -- 0.5%
                   Willis Corroon Group plc                BTL-B         11/19/06      522,308       522,960
                   Willis Corroon Group plc                BTL-C         11/19/07      223,846       224,336
                   Willis Corroon Group plc                BTL-D         05/19/08      223,846       224,336
                                                                                                     -------
                                                                                                     971,632
Leisure, Amusement, Motion Picture, Entertainment -- 0.9%
                   Premier Parks Inc                       BTL-B         09/30/05    1,000,000     1,005,804
                   Regal Cinemas Inc                       BTL-B          5/27/06    1,000,000       957,500
                                                                                                     -------
                                                                                                   1,963,304
Mining, Steel, Iron & Nonprecious Metals -- 3.4%
                   Ispat Inland Inc                        Hybrid TL     07/16/05    1,494,956     1,480,006
                   Ispat Inland Inc                        Hybrid TL 2   07/16/06    1,494,956     1,480,006
                   Neenah Corp                             BTL-B         09/30/05    2,240,373     2,234,773
                   Peabody Holding Company Inc             BTL-B         06/30/06    2,000,000     1,997,916
                                                                                                   ---------
                                                                                                   7,192,701
Oil & Gas -- 0.5%
                   TravelCenters of America Inc            BTL-B         03/27/05      992,114       996,661
                                                                                                     -------
Personal & Nondurable Consumer Products -- 2.7%
                   Buhrmann NV                             US BTL-B      10/26/07    3,000,000     3,015,311
                   Sealy Corp                              BTL-B         12/15/04      660,917       661,606
                   Sealy Corp                              BTL-C         12/15/05      476,202       476,698
                   Sealy Corp                              BTL-D         12/15/06      608,599       609,170
                   United Industries Corp                  BTL-B         01/20/06      990,000       988,144
                                                                                                     -------
                                                                                                   5,750,929


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - December 31, 1999
--------------------------------------------------------------------------------

                                                                        Maturity
Industry           Description                             Type           Date          Par            Value
--------           -----------                             ----           ----          ---            -----
Printing, Publishing & Broadcasting -- 8.1%
                   American Media Inc                      BTL-B         04/01/07   $2,500,000    $2,506,770
                   AMFM Inc                                BTL-A         11/19/01    3,750,000     3,738,282
                   Big Flower Press Inc                    BTL-B         12/07/08    1,000,000       996,250
                   Classic Cable Inc                       BTL-B         01/31/08    2,000,000     2,001,750
                   Hollinger Intern'l Publishing           BTL-B         12/31/04    2,250,000     2,262,656
                   Journal Register Co                     BTL-B         09/06/06    1,500,000     1,490,625
                   Lamar Advertising Company               BTL-B         08/01/06    1,000,000     1,002,656
                   Merrill Corp                            BTL-B         11/23/07    2,000,000     2,007,500
                   R.H. Donnelley Corp                     BTL-B         12/05/05      372,052       370,928
                   R.H. Donnelley Corp                     BTL-C         12/05/06      617,897       616,030
                                                                                                     -------
                                                                                                  16,993,447
Rail and Shipping -- 1.2%
                   Gemini Air Cargo Inc                    BTL-A          8/12/05    2,500,000     2,505,625
                                                                                                   ---------
Telecommunications -- 8.0%
                   American Cellular Wireless Corp         BTL-B         12/31/06      496,250       495,896
                   American Cellular Wireless Corp         BTL-C         12/31/07      496,250       495,896
                   Bresnan Telecommunications Co LLC       BTL-B         01/29/08      500,000       500,844
                   Charter Communications Holding Co LLC   BTL-B         11/05/08      250,000       250,063
                   Charter Communications Holding Co LLC   BTL-B         03/17/08    1,500,000     1,502,813
                   CommNet Cellular Inc                    BTL-B         09/30/06      394,789       395,335
                   CommNet Cellular Inc                    BTL-C         04/01/07      381,952       382,515
                   CommNet Cellular Inc                    BTL-D         10/01/07    1,222,955     1,224,429
                   Davel Communications Inc                BTL-B         06/23/05      496,666       454,449
                   Dobson Communications Corp              BTL-B         03/23/07      489,032       490,499
                   Dobson Communications Corp              BTL-C         12/23/07      500,000       501,979
                   Microcell Telecommunications Inc        BTL-B         03/01/06    1,000,000       997,813
                   Nextel Communications                   BTL-B         06/30/08    1,250,000     1,265,688
                   Nextel Communications                   BTL-C         12/31/08    1,250,000     1,265,838
                   RCN Corp                                BTL-B         06/03/07    1,500,000     1,508,148
                   SpectraSite Communications Inc          BTL-B         06/30/06    1,000,000     1,003,281
                   Superior TeleCom Inc                    BTL-B         11/27/05      977,747       970,414
                   Tritel Inc                              BTL-B         12/31/07    3,250,000     3,259,648
                                                                                                   ---------
                                                                                                  16,965,548
Textiles & Leather -- 3.3%
                   Advanced Glassfiber Yarns LLC           BTL-B         09/30/05      414,002       406,757
                   Globe Manufacturing Co                  BTL-B         07/15/06    1,250,000     1,137,500
                   Pillowtex Corp                          BTL-B         12/31/04      988,563       864,993
                   Polymer Group                           BTL-B         12/20/05    2,235,023     2,236,420
                   St John Knits Inc                       BTL-B         07/31/07    1,420,740     1,392,325
                   Synthetic Industries Inc                BTL-B         12/14/07    1,000,000     1,002,188
                                                                                                   ---------
                                                                                                   7,040,183
Transportation -- 0.9%
                   American Commercial Lines LLC           BTL-B         06/30/06      621,636       615,549
                   American Commercial Lines LLC           BTL-C         06/30/07    1,363,166     1,349,818
                                                                                                   ---------
                                                                                                   1,965,367

TOTAL LOANS  (Cost $164,663,552)                                                                $164,228,441


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - December 31, 1999
--------------------------------------------------------------------------------

                                                                        Maturity
Industry           Description                             Type           Date          Par            Value
--------           -----------                             ----           ----          ---            -----
SHORT-TERM INVESTMENTS - 18.9%
                   American Express Co., 5.30%                                     $27,019,042   $27,019,042
                   SSGA Money Market Fund                                           12,883,538    12,883,539
                                                                                                  ----------

TOTAL SHORT-TERM INVESTMENTS  (Cost $39,902,581)                                                 $39,902,581
                                                                                                 -----------

TOTAL INVESTMENTS  -- 96.9%  (Cost $204,566,133)                                                $204,131,022
                                                                                                ------------

OTHER ASSETS AND LIABILITIES, NET - 3.1%                                                          $6,629,522
                                                                                                  ----------

NET ASSETS - 100.0%                                                                             $210,760,544
                                                                                                ============

* The cost for Federal Income Tax purposes is the same.


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Statement of Operations
--------------------------------------------------------------------------------


    ASSETS:
    -------
    Investments in loans and securities, at value  (Identified cost, $204,566,133.)  (See accompanying Portfolio of
    Investments)..............................................   $204,131,022
    Cash......................................................        281,088
    Receivables:
            Investments sold..................................      3,710,896
            Fund shares sold..................................      1,462,533
            Interest receivable on bank loans.................      1,551,653
            From investment adviser...........................        154,735
                                                                 ------------

                   Total assets...............................    211,291,927
                                                                 ------------
    LIABILITIES:
    ------------
    Payables:
            Fund shares repurchased...........................          3,022
            Fund dividends....................................        350,327
            Accrued expenses..................................        178,034
                                                                 ============

                   Total liabilities..........................        531,383
                                                                 ------------

    NET ASSETS................................................   $210,760,544
                                                                 ============
    NET ASSETS CONSIST OF:
    ----------------------
            Accumulated net realized gains....................        $50,134
            Unrealized depreciation on investments............       (435,111)
            Capital shares at par value of $.01 (Note 3)......        211,270
            Additional paid-in capital........................    210,934,251
                                                                 ------------

                   Net assets.................................   $210,760,544
                                                                 ============
    NET ASSET VALUES:
    -----------------

    Class B Shares
       Net assets at value....................................    $37,438,528
       Shares outstanding.....................................      3,752,947

    Net Asset Value, offering and redemption price per share..          $9.98
                                                                 ============

    Class C Shares
       Net assets at value....................................   $173,322,016
       Shares outstanding.....................................     17,374,008

    Net Asset Value, offering and redemption price per share..          $9.98
                                                                 ============


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Statement of Operations
--------------------------------------------------------------------------------


                                                                  For the Year
                                                                      ended
                                                               December 31, 1999
                                                               -----------------
    INVESTMENT INCOME:
    -----------------

         Interest...............................................    $8,013,224
         Facility and other fee income..........................        78,834
                                                                    ----------

              Total income......................................     8,092,058
                                                                    ----------

    EXPENSES:
    ---------

         Investment adviser fee (Note 5)........................       899,365
         Distribution fee for Class B (Note 7)..................       163,851
         Distribution fee for Class C (Note 7)..................       629,705
         Custody fee............................................        43,442
         Transfer agent fee.....................................        30,451
         Audit and legal fees...................................        18,392
         Accounting and administration fees (Note 5)............       424,881
         Directors' fees and expenses...........................        27,478
         Registration and filing fees...........................        75,000
         Miscellaneous..........................................        80,679
                                                                    ----------
         Expenses before waiver of fees and reimbursement
              of expenses by investment adviser.................     2,393,244

         Waiver of fees and reimbursement of expenses
              by investment adviser (Note 5)....................    (1,573,530)
                                                                    ----------

                        Net expenses............................       819,714
                                                                    ==========

                        Net  investment income..................     7,272,344
                                                                    ==========

    REALIZED AND UNREALIZED GAIN/(LOSS):
    ------------------------------------

         Net realized gain on investment transactions...........        43,884
         Unrealized (depreciation) on investments...............      (417,821)
                                                                    ==========

                        Net realized and unrealized loss........      (373,937)
                                                                    ----------
    Net increase in net assets resulting from operations........    $6,898,407
                                                                    ==========


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                             For The Period From
                                                                            For the Year       August 31, 1998*
                                                                                ended              through
                                                                          December 31, 1999   December 31, 1998
                                                                          -----------------   -----------------
     Increase/(Decrease) in Net Assets from:

     OPERATIONS:
     -----------
        Net investment income...........................................    $  7,272,344        $   187,433
        Net realized gain on investment transactions....................          43,884              6,250
        Change in unrealized depreciation on investments................        (417,821)           (17,290)
                                                                            ------------        ------------

     Net increase in net assets resulting from operations...............       6,898,407            176,393

     DISTRIBUTIONS FROM:
     -------------------
        Net investment income, Class B..................................      (1,508,735)           (45,215)
        Net investment income, Class C..................................      (5,763,609)          (142,218)
                                                                            ------------        ------------
           Total distributions..........................................      (7,272,334)          (187,433)

     Increase in net assets from capital share transactions  (Note 3)...     192,049,560         18,995,961
                                                                            ------------        ------------

     Increase in net assets.............................................     191,675,623         18,984,921

     Net assets at beginning of period..................................      19,084,921            100,000
                                                                            ------------        ------------

     Net assets at end of period........................................    $210,760,544        $19,084,921
                                                                            ============        ============

     * Commencement of Operations



    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Statements of Cash Flows
--------------------------------------------------------------------------------

                                                                               For the Year
                                                                                   ended
                                                                             December 31, 1999
                                                                             -----------------
      Increase/(Decrease) in Cash
      ---------------------------
      Cash Flows From (Used for) Operating Activities:
         Purchase of loans................................................      ($174,334,198)
         Interest and facility fees received..............................          6,590,481
         Purchase of short-term securities, net...........................        (35,499,690)
         Proceeds from loans sold.........................................         20,174,015
         Operating expenses paid..........................................           (796,415)
                                                                                -------------
      Net Cash used for operating activities..............................       (183,865,807)
                                                                                -------------

      Cash Flows From (Used for) Financing Activities:
         Proceeds from shares sold........................................        202,441,752
         Payments for shares redeemed.....................................        (16,397,142)
         Cash dividends paid (not including reinvested dividends of
          $5,002,493)                                                              (1,919,524)
                                                                                -------------
      Net Cash from financing activities..................................        184,125,086
                                                                                -------------

      Net Increase in Cash                                                            259,279
         Cash at beginning of period......................................             21,809
                                                                                -------------
         Cash at end of period............................................           $281,088
                                                                                =============


      Reconciliation of Net Increase in Net Assets from Operations to
      ---------------------------------------------------------------
      Net Cash used for Operating Activities
      --------------------------------------
         Net increase in net assets from operations.......................         $6,898,407
         Increase in interest and facility fees receivable................         (1,464,790)
         Increase in payable for investments purchased....................              3,022
         Increase in receivable for investments sold......................         (3,707,301)
         Decrease in prepaid expenses and other assets....................             56,386
         Decrease in deferred facility fees...............................            (74,330)
         Increase in net accrued expenses.................................            (32,754)
         Net increase in investments......................................       (185,544,447)
                                                                                -------------
      Net cash used for operating activities..............................      ($183,865,807)
                                                                                =============

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Financial Highlights (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                                                 Class B
                                                                        ---------------------------
                                                                                          Period
                                                                                           from
                                                                            Year          8/31/98*
                                                                           ended          through
                                                                         12/31/99         12/31/98
     ----------------------------------------------------------------------------------------------
     Net Asset Value, Beginning of Period                                   $9.98           $10.00
     ----------------------------------------------------------------------------------------------
     Investment Operations:
          Net investment income                                              0.69             0.20)
          Net realized and unrealized gain on investments                    0.00            (0.02)
                                                                        ---------------------------
               Total from investment operations                              0.69             0.18
                                                                        ---------------------------
     Distributions
          Dividends from net investment income                              (0.69)           (0.20)
     ----------------------------------------------------------------------------------------------
     Net Asset Value, End of Period                                         $9.98            $9.98
     ----------------------------------------------------------------------------------------------

     Total Return                                                            7.13%            1.89%+
     ==============================================================================================

     Ratios/Supplemental Data
          Net assets, end of period (000's)                               $37,439           $4,826
          Ratio of net expenses to average net assets                        0.70%            0.00%#
          Ratio of net investment income to average net assets               6.87%            6.11%#
          Portfolio turnover rate                                              30%              18%+
          Expense ratio before waiver of fees and reimbursement of
              expenses by adviser                                            2.29%            4.02%#
          Net investment income before waiver of fees and
              reimbursement of expenses by adviser                           5.28%            2.09%#



                                                                                 Class C
                                                                        ---------------------------
                                                                                        Period from
                                                                          Year            8/31/98*
                                                                          ended           through
                                                                        12/31/99          12/31/98
     ----------------------------------------------------------------------------------------------
     Net Asset Value, Beginning of Period                                   $9.98           $10.00
     ----------------------------------------------------------------------------------------------
     Investment Operations:
          Net investment income                                              0.69             0.20
          Net realized and unrealized gain on investments                    0.00            (0.02)
                                                                        ---------------------------
               Total from investment operations                              0.69             0.18)
                                                                        ---------------------------
     Distributions
          Dividends from net investment income                              (0.69)           (0.20)
     ----------------------------------------------------------------------------------------------
     Net Asset Value, End of Period                                         $9.98            $9.98
     ----------------------------------------------------------------------------------------------

     Total Return                                                            7.12%            1.89%+
     ==============================================================================================

     Ratios/Supplemental Data
          Net assets, end of period (000's)                              $173,322          $14,259
          Ratio of net expenses to average net assets                        0.79%            0.00%#
          Ratio of net investment income to average net assets               6.82%            6.11%#
          Portfolio turnover rate                                              30%              18%+
          Expense ratio before waiver of fees and reimbursement of
              expenses by adviser                                            2.25%            4.01%#
          Net investment income before waiver of fees and
              reimbursement of expenses by adviser                           5.36%            2.10%#


   * Commencement of Operations
   + Not annualized
   # Annualized

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements
--------------------------------------------------------------------------------


1. ORGANIZATION OF THE FUND. The North American Senior Floating Rate Fund, Inc. (the "Fund") is a non-diversified closed-end, management investment company. The Fund is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in senior secured floating rate loans and other institutionally traded senior secured floating rate debt obligations.

The Fund may offer three classes of shares. Class B shares are sold to the public at net asset value and are subject to an Early Withdrawal Charge which declines from 3% in the first year after purchase to zero after the fourth year. Class C shares are sold to the public at net asset value and are subject to an Early Withdrawal Charge of 1% in the first year after purchase. Class A shares are not currently offered, and are available only upon the conversion of Class B and C shares after being held by the shareholders for eight and ten years, respectively. The share classes also differ in their respective distribution and certain other class-specific expenses. Investment income, realized and unrealized capital gains and losses and common expenses of the Fund are allocated pro-rata to each class based on the average daily net assets of each class. Dividends are declared separately for each class. All classes have equal rights to assets and voting privileges.

CypressTree Asset Management Corporation, Inc. ("CAM"), a wholly-owned subsidiary of CypressTree Investments, Inc. ("CypressTree") serves as investment adviser and principal underwriter for the Fund. CypressTree Investment Management Company, Inc. (CIMCO) serves as the Fund's subadviser. CypressTree Funds Distributors, Inc. ("CFD"), also a wholly-owned subsidiary of CypressTree, serves as distributor for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed when preparing the Fund's financial statements. These policies are in accordance with generally accepted accounting principles ("GAAP").

Security Valuation. The Fund's investments in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree in CIMCO's opinion and for which CIMCO can obtain at least two quotations from banks or dealers in Loans will be valued by calculating the mean of the last available bid and asked prices in the market for such Loans, and then using the mean of those two means. If only one quote for a particular Loan is available, the Loan will be valued on the basis of the mean of the last available bid and asked prices in the market. Loans for which an active secondary market does not exist to a reliable degree in CIMCO's opinion will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, CIMCO will consider, among other factors, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity. Other portfolio securities may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, other portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Obligations purchased with remaining maturities of 60 days or less are valued at amortized cost unless this method is determined not to produce fair valuation. Repurchase agreements and investments in money market funds are valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

Federal Income Taxes. It is the Fund's policy to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income and any net realized gain on investments to its shareholders each year. Accordingly, no federal income tax provision is required.

Distributions of Income and Gains. Distributions of net investment income are declared as a dividend to shareholders of record as of the close of business each day and are paid monthly. The Fund distributes realized net capital gains, if any, at least annually, after offset by any capital loss carryovers.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 2, continued

Repurchase Agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least 102% of the resale price, and the Fund will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price.

Estimates. Preparing the financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the amounts reported for the reporting period and as of the end of the reporting period. Actual results could differ from those estimates.

Income. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Facility fees received are recognized as income over the stated life of the loan. Other income, including amendment fees, commitment fees, letter of credit fees, etc., are recorded as income when received or contractually due to the Fund.

Gains/Losses. Gains or losses realized on the sale of portfolio assets are recognized on the trade date using the specific identification method.

3. CAPITAL SHARES. The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in three different classes. Share activity for the year ended December 31, 1999 was as follows:

                                            Class B                          Class C
                                   --------------------------      ----------------------------
                                     Shares       Capital            Shares        Capital
                                   ----------- --------------      ------------ ---------------
Sold.............................   3,459,562   $34,573,208)        16,873,222    $168,635,916
Reinvestment of distributions....      68,860       687,863            431,932       4,314,630
Redeemed.........................    (258,961)   (2,584,552)        (1,359,625)    (13,577,505)
                                   ----------- --------------      ------------ ---------------
     Net increase/(decrease).....   3,269,461   $32,676,519)        15,945,529   $159,373,041)
                                   =========== ==============      ============ ===============

Share activity for the period ended December 31, 1998 was as follows:

                                            Class B                          Class C
                                   --------------------------      ----------------------------
                                     Shares       Capital            Shares        Capital
                                   ----------- --------------      ------------ ---------------
Sold.............................     471,473    $4,708,001          1,487,617     $14,858,203
Reinvestment of distributions....       2,013        20,087             11,126         111,045
Redeemed.........................         ---           ---            (70,264)       (701,375)
                                   ----------- --------------      ------------ ---------------
     Net increase/(decrease).....     473,486    $4,728,088          1,428,479     $14,267,873
                                   =========== ==============      ============ ===============


In order to provide shareholders with liquidity and the ability to receive net asset value on a disposition of shares, the Fund will make monthly offers to repurchase a percentage (usually 10%) of outstanding shares at net asset value. Shareholders will be sent a Notification of Repurchase Offer seven to fourteen days before each monthly repurchase offer. During the year ended December 31, 1999, the Fund made twelve Repurchase Offers, and actually redeemed the amounts shown in the table below. In no case was a monthly Repurchase Offer oversubscribed.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 3, continued

                     Amount Tendered                                  Amount Tendered
              ------------------------------                    ----------------------------
                Shares           Capital                           Shares         Capital
              ------------     -------------                    -------------    -----------
January                --                --       July                63,630       $637,562
February           32,787          $327,548       August             181,124      1,813,053
March              51,367           513,560       September          132,412      1,322,798
April              34,449           344,825       October            168,482      1,681,420
May                30,510           305,414       November           460,548      4,592,249
June                4,076            40,808       December           459,201      4,582,820

4. PURCHASES AND SALES OF SECURITIES. During the year ended December 31, 1999, the Fund's cost of purchases of Loans and proceeds from Loan sales were $174,337,220 and $23,885,311, respectively. Unrealized appreciation and depreciation in the value of those investments at December 31, 1999 for federal income tax purposes were as follows:

Gross unrealized appreciation           $ 436,092
Gross unrealized depreciation           (871,203)
                                     -----------
Net unrealized depreciation            ($435,111)
                                     ===========

5. INVESTMENT ADVISORY AGREEMENT. The Fund maintains an Investment Advisory Agreement with CAM ("Adviser"), who is responsible for managing the corporate and business affairs of the Fund, and selects, contracts with and compensates the subadviser to manage the Fund's assets. As compensation for its services the Adviser receives from the Fund an annual fee equal to the following percentage of average daily gross assets: 0.85% for the first $1 billion of average daily gross assets; 0.80% for average daily gross assets between $1 billion and $2 billion; and 0.75% for average daily gross assets of more than $2 billion. For purposes of computing the advisory fee, average daily gross assets are determined by deducting from total assets of the Fund all liabilities except the principal amount of any indebtedness from money borrowed, including debt securities issued by the Fund.

CAM has retained CIMCO to serve as the Fund's subadviser to manage the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser, CIMCO receives from CAM an annual fee paid monthly equal to the following percentage of average daily gross assets: 0.45% for the first $1 billion of average daily gross assets; 0.40% for average daily gross assets between $1 billion and $2 billion; and 0.35% for average daily gross assets of more than $2 billion. Average daily gross assets are computed as described above. The fee paid to CIMCO is not an additional charge to the Fund or its shareholders.

CAM, as the Fund's Administrator under an Administration Agreement, is responsible for managing the Fund's business affairs, subject to supervision by the Fund's Board of Directors. For its services, CAM receives an annual fee equal to 0.40% of average daily gross assets of the Fund. Average daily gross assets are computed as described above.

For the year ended December 31, 1999, CFD , as the Fund's distributor, received $87,751 in Early Withdrawal Charges on redemptions from the Fund.

During the year ended December 31, 1999 the Fund engaged in purchase and sale transactions with other investment vehicles managed by CIMCO. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940, and amounted to $32,083,135.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements
--------------------------------------------------------------------------------

6. EXPENSE REIMBURSEMENT. Pursuant to the Investment Advisory Agreement, the Adviser will reduced the advisory fee and reimbursed each class of the Fund (excluding taxes, portfolio brokerage commissions, interest, certain litigation and indemnification expenses, extraordinary expenses and all of the Fund's distribution fees) for expenses incurred in excess of 1.40% (expense limitation). For the year ended December 31, 1999, the Adviser waived fees in the amount of $899,365, and reimbursed $674,165 of the Fund's expenses.

7. DISTRIBUTION PLAN. The Fund has adopted Distribution Plans ("Plans") applicable to Class B and C shares to use the assets attributable to that class of shares of the Fund to finance certain activities relating to the distribution of shares to investors. The Plans are compensation plans providing for the payment of a fixed percentage of .75% of average net assets to finance distribution expenses.

8. DIRECTOR COMPENSATION. The Fund pays each Director who is not an employee or a director of the Adviser or its affiliates a fee of $750 plus travel expenses for each Board of Directors meeting attended, $200 for each telephone meeting and an annual retainer of $3,000.

Trustees
Bradford K. Gallagher, Chairman
William F. Achtmeyer
William F. Devin
Kenneth J. Lavery

Officers
Bradford K. Gallagher, President
Joseph T. Grause, Jr.,
  Vice President and Treasurer
John I. Fitzgerald, Secretary

Distributor
CypressTree Funds Distributors, Inc.
286 Congress Street
Boston, MA 02210

Adviser
CypressTree Asset Management Corporation, Inc.
125 High Street
Boston, MA 02110

Transfer and Dividend Agent
State Street Bank and Trust Company
P.O. Box 8505
Boston, MA 02266-8505

Independent Accountants
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

North American Funds Shareholder Service
286 Congress Street
Boston, MA 02210
800-872-8037

0200:90417